Securities, 424I - Securities, 424I: 1	Nov. 12, 2025 USD ($)
Securities, 424I Table
Fee Previously Paid	true
Security Class Title	Unallocated (Universal) Shelf
Fee Rate	0.00014%
Amount of Registration Fee	$ 13,810